FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Financial Instruments Recorded at Fair Value and Fair Value Hierarchy (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets and Liabilities at Fair Value [Abstract]
Derivative financial assets	S/ 987,663	S/ 1,478,726
Derivative financial liabilities	891,899	1,345,665
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	3,200	7,500
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	6,900	11,200
Net impact of debit valuation and credit valuation adjustments	(4,000)	(6,000)
Net unrealized gain (loss) of Level 3 financial instruments	(3,400)	(100)
Fair Value [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	43,825,196	37,233,022
Financial liabilities, at fair value	1,533,914	1,536,675
Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	37,043,940	30,786,161
Investments at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	4,982,661	4,199,334
Financial Assets at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	810,932	768,801
Corporate Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	13,385,150	12,978,065
Government Treasury Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	10,590,202	8,686,140
Certificates of Deposit BCRP [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	10,935,253	7,019,479
Negotiable Certificates of Deposits [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	482,047	607,218
Securitization Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	683,930	673,836
Subordinated Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	280,939	363,426
Other Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	351,617	121,642
Equity Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	334,802	336,355
Level 1 [Member] | Fair Value [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	19,911,813	17,744,380
Financial liabilities, at fair value	0	0
Level 1 [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	16,117,919	14,357,103
Level 1 [Member] | Investments at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	2,983,312	2,619,090
Level 1 [Member] | Financial Assets at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	810,582	768,187
Level 1 [Member] | Corporate Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	6,176,329	6,103,452
Level 1 [Member] | Government Treasury Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	9,722,319	7,917,699
Level 1 [Member] | Certificates of Deposit BCRP [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Negotiable Certificates of Deposits [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Securitization Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Subordinated Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	71,590	176,712
Level 1 [Member] | Other Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Equity Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	147,681	159,240
Level 2 [Member] | Fair Value [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	22,696,426	18,500,735
Financial liabilities, at fair value	1,533,914	1,536,675
Level 2 [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	20,788,914	16,412,681
Level 2 [Member] | Investments at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	919,499	608,714
Level 2 [Member] | Financial Assets at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	350	614
Level 2 [Member] | Corporate Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	7,139,979	6,874,613
Level 2 [Member] | Government Treasury Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	867,883	768,441
Level 2 [Member] | Certificates of Deposit BCRP [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	10,935,253	7,019,479
Level 2 [Member] | Negotiable Certificates of Deposits [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	482,047	607,218
Level 2 [Member] | Securitization Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	683,930	673,836
Level 2 [Member] | Subordinated Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	209,349	186,714
Level 2 [Member] | Other Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	297,220	121,642
Level 2 [Member] | Equity Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	173,253	160,738
Level 3 [Member] | Fair Value [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,216,957	987,907
Financial liabilities, at fair value	0	0
Level 3 [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	137,107	16,377
Level 3 [Member] | Investments at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,079,850	971,530
Level 3 [Member] | Financial Assets at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Corporate Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	68,842	0
Level 3 [Member] | Government Treasury Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Certificates of Deposit BCRP [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Negotiable Certificates of Deposits [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Securitization Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Subordinated Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Other Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	54,397	0
Level 3 [Member] | Equity Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	13,868	16,377
Derivative Financial Assets [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	987,663	1,478,726
Derivative Financial Assets [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	230,818	410,439
Derivative Financial Assets [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	384,238	467,140
Derivative Financial Assets [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	334,562	500,348
Derivative Financial Assets [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	35,754	98,656
Derivative Financial Assets [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,104	1,349
Derivative Financial Assets [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,187	794
Derivative Financial Assets [Member] | Level 1 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 2 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	987,663	1,478,726
Derivative Financial Assets [Member] | Level 2 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	230,818	410,439
Derivative Financial Assets [Member] | Level 2 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	384,238	467,140
Derivative Financial Assets [Member] | Level 2 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	334,562	500,348
Derivative Financial Assets [Member] | Level 2 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	35,754	98,656
Derivative Financial Assets [Member] | Level 2 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,104	1,349
Derivative Financial Assets [Member] | Level 2 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,187	794
Derivative Financial Assets [Member] | Level 3 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Liabilities [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	891,999	1,345,665
Derivative Financial Liabilities [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	641,915	191,010
Derivative Financial Liabilities [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	429,365	749,420
Derivative Financial Liabilities [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	205,112	278,385
Derivative Financial Liabilities [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	205,341	288,857
Derivative Financial Liabilities [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	46,561	24,385
Derivative Financial Liabilities [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	4,002	3,168
Derivative Financial Liabilities [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	1,618	1,450
Derivative Financial Liabilities [Member] | Level 1 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 2 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	891,999	1,345,665
Derivative Financial Liabilities [Member] | Level 2 [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	641,915	191,010
Derivative Financial Liabilities [Member] | Level 2 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	429,365	749,420
Derivative Financial Liabilities [Member] | Level 2 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	205,112	278,385
Derivative Financial Liabilities [Member] | Level 2 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	205,341	288,857
Derivative Financial Liabilities [Member] | Level 2 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	46,561	24,385
Derivative Financial Liabilities [Member] | Level 2 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	4,002	3,168
Derivative Financial Liabilities [Member] | Level 2 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	1,618	1,450
Derivative Financial Liabilities [Member] | Level 3 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	S/ 0	S/ 0